Share Based Compensation - Summary of Cash-settled Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [Line items]
Compensation expense charged		kr 609.3	kr 170.0
Executive performance plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged	kr 180.4	130.5	31.4
Key contributor plan [member]
Disclosure of key management personnel compensation [Line items]
Compensation expense charged	kr 765.5	kr 478.8	kr 138.6